Maximum exposure to credit risk - assets at fair value (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Credit enhancements
Notional amounts of derivatives	$ 66,300	$ 100,100
Total financial assets measured at fair value | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	319,600	335,000
Collateral
Cash collateral received	100	0
Collateralized by equity and debt instruments	63,900	68,600
Secured by real estate	0	0
Other collateral	1,000	0
Credit enhancements
Netting	155,100	156,600
Credit derivative contracts	0	0
Guarantees and sub-participations	0	0
Exposure to credit risk after collateral and credit enhancements	99,600	109,800
Financial assets at fair value held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	34,300	54,600
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	34,300	54,600
Derivatives [Member] | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	185,600	176,100
Collateral
Collateralized by equity and debt instruments	6,700	6,400
Credit enhancements
Netting	155,100	156,400
Exposure to credit risk after collateral and credit enhancements	23,800	13,300
Loan commitments classified as derivatives	146	1,291
Forward starting reverse repurchase agreements classified as derivatives	20	32
Brokerage receivables | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	25,900	21,000
Collateral
Collateralized by equity and debt instruments	25,700	20,500
Credit enhancements
Exposure to credit risk after collateral and credit enhancements	200	500
Financial assets at fair value not held for trading - debt instruments | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	73,800	83,300
Collateral
Cash collateral received	100
Collateralized by equity and debt instruments	31,500	41,700
Other collateral	1,000	0
Credit enhancements
Netting	0	200
Credit derivative contracts	0	0
Exposure to credit risk after collateral and credit enhancements	41,300	41,300
Guarantees | Financial Assets At Fair Value [Member]
Maximum Exposure To Credit Risk [Line Items]
Maximum Exposure To Credit Risk	400	100
Collateral
Cash collateral received	100
Other collateral	0
Credit enhancements
Guarantees and sub-participations	300	100
Exposure to credit risk after collateral and credit enhancements	0	0
Forward starting reverse repurchase agreements | Financial Assets At Fair Value [Member]
Credit enhancements
Notional amounts of derivatives	51,500	68,000
Loan commitments | Financial Assets At Fair Value [Member]
Credit enhancements
Notional amounts of derivatives	14,800	32,100
Sub- participated loan commitments | Financial Assets At Fair Value [Member]
Credit enhancements
Notional amounts of derivatives	$ 4,000	$ 5,100